UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
Shares			Value
	COMMON STOCK - 71.9%
	AUTO PARTS & EQUIPMENT - 3.0%
90	WABCO Holdings, Inc.		$ 1,439

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
44	American Express Co.		1,110

	ENVIRONMENTAL CONTROL - 1.2%
100	Darling International, Inc. *		572

	HEALTHCARE-PRODUCTS - 1.3%
30	SurModics, Inc. *		651

	HEALTHCARE-SERVICES - 1.2%
50	Birner Dental Management Services, Inc.		560

	INSURANCE - 12.6%
2	Berkshire Hathaway, Inc. *		6,130

	INTERNET - 5.2%
175	Chordiant Software, Inc. *		560
50	j2 Global Communications, Inc. *		1,200
55	NutriSystem, Inc.		756
			2,516
	INVESTMENT COMPANIES - 1.5%
100	Fifth Street Finance Corp.		750

	MISCELLANEOUS MANUFACTURING - 3.6%
50	General Electric Co.		633
100	John Bean Technologies Corp.		1,102
			1,735
	OIL & GAS - 2.4%
90	Harvest Natural Resources, Inc. *		459
150	Vaalco Energy, Inc. *		715
			1,174
	PHARMACEUTICALS - 3.4%
50	Herbalife, Ltd.		991
100	Sucampo Pharmaceuticals, Inc. *		650
			1,641
	PIPELINES - 0.2%
60	Crosstex Energy, Inc.		118

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)
Shares			Value
	REITS - 8.6%
240	NorthStar Realty Finance Corp.		$ 761
195	Resource Capital Corp.		614
320	Winthrop Realty Trust		2,816
			4,191
	RETAIL - 9.3%
55	American Eagle Outfitters, Inc.		815
110	Borders Group, Inc. *		300
70	RadioShack Corp.		986
12	Sears Holdings Corp. *		750
40	Target Corp.		1,650
			4,501
	SOFTWARE - 7.9%
100	American Reprographics Co. *		645
200	DivX, Inc. *		1,026
125	Double-Take Software, Inc. *		1,015
10	MicroStrategy, Inc. *		389
55	Versant Corp. *		756
			3,831
	TELECOMMUNICATIONS - 5.5%
100	EchoStar Corp. *		1,582
100	USA Mobility, Inc.		1,112
			2,694
	TOYS/GAMES/HOBBIES - 1.8%
30	Marvel Entertainment, Inc. *		895

	TRANSPORTATION - 0.9%
30	Teekay Corp.		433
	TOTAL COMMON STOCK ( Cost - $40,898)		34,941

	PREFERRED STOCK - 5.7%
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
100	MBNA Capital Class E		1,410
100	Preferredplus Trust Series LMG-1		1,376
	TOTAL PREFERRED STOCK ( Cost - $2,527)		2,786

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)
Shares			Value
	SHORT-TERM INVESTMENTS - 17.8%
2,893	Dreyfus Institutional Reserve Money Fund, 0.44% **		$ 2,893
2,892	Dreyfus Treasury Prime Cash Management, 0.10% **		2,892
2,893	Milestone Treasury Obligations Portfolio, 0.19% **		2,893
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $8,678)		8,678

	TOTAL INVESTMENTS - 95.4% ( Cost - $52,103) (a)		$ 46,405
	OTHER ASSETS LESS LIABILITIES - 4.6%		2,227
	NET ASSETS - 100.0%		$ 48,634

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 2,880
		Unrealized depreciation	(8,578)
		Net unrealized depreciation	$ (5,698)
Cost for federal tax purposes is substantially the same.

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including The Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2009

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$ 46,405
Level 2 - Other Significant Observable Prices	-
Level 3 - Significant Unobservable Inputs	-
TOTAL	$ 46,405

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/09